Financial Instruments and Risk Management (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Risk Management [Abstract]
Change in interest rate	1.00%
Exchange rate	10.00%	10.00%
Net loss	$ 106,100	$ 15,200	$ 1,900